Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2020
Interest and Finance Costs [Abstract]
Interest and Finance Costs
The amounts in the accompanying unaudited interim consolidated balance sheets are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2019	2020
Interest on long-term debt – third parties	$—	$374,556
Interest on long-term debt – related party (Note 3 (c))	—	151,667
Interest on convertible debt – non cash (Note 6)	—	57,773
Amortization and write-off of deferred finance charges	—	541,441
Amortization and write-off of convertible notes beneficial conversion feature	—	532,437
Other finance charges	1,554	7,954
Total	$1,554	$1,665,828